Financing arrangements (Interest Rate and Cross-currency Swaps) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
1.25% notes due 2017 (1.25% 2017 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	1.25%	1.25%
2.20% notes due 2019 (2.20% 2019 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.20%	2.20%
3.45% notes due 2020 (3.45% 2020 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	3.45%	3.45%
4.10% notes due 2021 (4.10% 2021 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	4.10%	4.10%	4.10%
3.875% notes due 2021 (3.875% 2021 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	3.875%	3.875%	3.875%
3.625% notes due 2022 (3.625% 2022 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	3.625%	3.625%	3.625%
2.125% 2019 euro Notes [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.125%	2.125%
5.50% 2026 pound sterling Notes [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	5.50%	5.50%
4.00% 2029 pound sterling Notes [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	4.00%	4.00%
Notes payable [Member]
Debt Instrument [Line Items]
Notional amount	$ 6,650
Notes payable [Member] | 1.25% notes due 2017 (1.25% 2017 Notes) [Member]
Debt Instrument [Line Items]
Notional amount	$ 850
Stated contractual interest rate on note		1.25%
Notes payable [Member] | 1.25% notes due 2017 (1.25% 2017 Notes) [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Derivative, effective interest rate	0.40%
Notes payable [Member] | 2.20% notes due 2019 (2.20% 2019 Notes) [Member]
Debt Instrument [Line Items]
Notional amount	$ 1,400
Stated contractual interest rate on note		2.20%
Notes payable [Member] | 2.20% notes due 2019 (2.20% 2019 Notes) [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Derivative, effective interest rate	0.60%
Notes payable [Member] | 3.45% notes due 2020 (3.45% 2020 Notes) [Member]
Debt Instrument [Line Items]
Notional amount	$ 900
Stated contractual interest rate on note			3.45%
Notes payable [Member] | 3.45% notes due 2020 (3.45% 2020 Notes) [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Derivative, effective interest rate	1.10%
Notes payable [Member] | 4.10% notes due 2021 (4.10% 2021 Notes) [Member]
Debt Instrument [Line Items]
Notional amount	$ 1,000
Notes payable [Member] | 4.10% notes due 2021 (4.10% 2021 Notes) [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Derivative, effective interest rate	1.70%
Notes payable [Member] | 3.875% notes due 2021 (3.875% 2021 Notes) [Member]
Debt Instrument [Line Items]
Notional amount	$ 1,750
Notes payable [Member] | 3.875% notes due 2021 (3.875% 2021 Notes) [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Derivative, effective interest rate	2.00%
Notes payable [Member] | 3.625% notes due 2022 (3.625% 2022 Notes) [Member]
Debt Instrument [Line Items]
Notional amount	$ 750
Notes payable [Member] | 3.625% notes due 2022 (3.625% 2022 Notes) [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Derivative, effective interest rate	1.60%
Notes payable [Member] | 2.125% 2019 euro Notes [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.125%
Notes payable [Member] | 4.00% 2029 pound sterling Notes [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	4.00%
Interest rate swap [Member] | Fair value hedging [Member]
Debt Instrument [Line Items]
Notional amount	$ 6,650